Short-term investments (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Short-term Investments

Short-term investments consist of the following:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Bank deposits[1]	55,790	30,633	471
Other investments[2],3	468,895	285,363	4,383

	524,685	315,996	4,854

Other investments include mutual fund investments and bonds and are fair valued through the consolidated statements of profit or loss. Bank deposits are made for the periods of more than three months depending on the cash requirements of the respective companies and earn interest at the respective deposit rates.

1.	Includes ₹ 2,350 million and ₹ 2,012 million ($ 31 million) on lien with banks, ₹ Nil and ₹ 597 million ($ 9 million) deposit held as collateral in respect of closure cost and future redundancy payments payable to employees of Lisheen on termination of their employment on or before the mine closure, and ₹ 398 million and ₹ 391 million ($ 6 million) held as margin money as at March 31, 2017 and March 31, 2018 respectively.
2.	Includes ₹ 5,246 million and ₹ 5,340 million ($ 82 million) invested in a related party as at March 31, 2017 and March 31, 2018 respectively.
3.	Includes ₹ Nil and ₹ 4,118 million ($ 63 million) offered as security by a subsidiary against overdraft facility from a bank as at March 31, 2017 and March 31, 2018 respectively.